AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 99.1%
Communication Services - 3.6%
Comcast Corp., Class A	43,651	$1,975,644
GCI Liberty, Inc. Escrow Share*,1,2	108,700	0

Total Communication Services		1,975,644
Consumer Discretionary - 9.1%
Expedia Group, Inc.*	13,297	1,629,282
LKQ Corp.	33,609	1,841,437
Murphy USA, Inc.	4,910	1,507,517

Total Consumer Discretionary		4,978,236
Consumer Staples - 13.7%
BJ's Wholesale Club Holdings, Inc.*	32,424	2,150,035
The Kroger Co.	52,976	2,576,752
Target Corp.	8,293	1,131,746
Unilever PLC, Sponsored ADR (United Kingdom)[3]	30,023	1,613,136

Total Consumer Staples		7,471,669
Energy - 5.4%
SM Energy Co.	41,704	1,513,438
The Williams Cos., Inc.	41,397	1,426,127

Total Energy		2,939,565
Financials - 27.3%
Berkshire Hathaway, Inc., Class B*	11,784	4,147,497
Fairfax Financial Holdings, Ltd. (Canada)	4,201	3,352,650
Fiserv, Inc.*	20,903	2,638,168
U.S. Bancorp	35,113	1,393,284
WEX, Inc.*	10,247	1,940,269
Willis Towers Watson PLC (United Kingdom)	6,558	1,385,902

Total Financials		14,857,770
Health Care - 11.8%
CVS Health Corp.	26,335	1,966,961
Laboratory Corp. of America Holdings	7,173	1,534,520
Patterson Cos., Inc.	55,230	1,816,515
Pfizer, Inc.	30,071	1,084,360

Total Health Care		6,402,356
Industrials - 10.4%
Air Transport Services Group, Inc.*	49,594	999,815
Armstrong World Industries, Inc.	17,215	1,331,752
Dun & Bradstreet Holdings, Inc.[3]	137,717	1,627,815
	Shares	Value

United Parcel Service, Inc., Class B	9,017	$1,687,351

Total Industrials		5,646,733
Information Technology - 7.8%
Corning, Inc.	44,676	1,516,304
QUALCOMM, Inc.	8,402	1,110,492
TD SYNNEX Corp.	16,172	1,596,338

Total Information Technology		4,223,134
Materials - 3.2%
CRH PLC, Sponsored ADR (Ireland)[3]	29,193	1,760,338
Utilities - 6.8%
The AES Corp.	86,790	1,877,268
Vistra Corp.	64,715	1,815,903

Total Utilities		3,693,171

Total Common Stocks (Cost $46,140,663)		53,948,616

	Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 2.2%[4]
Bank of America Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $172,562 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/36 - 09/01/61, totaling $175,988)	$172,537	172,537
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $1,000,147 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,172,537
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $549,079 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $560,063)	549,000	549,000

Total Short-Term Investments (Cost $1,721,537)		1,721,537
Total Investments - 102.3% (Cost $47,862,200)		55,670,153
Other Assets, less Liabilities - (2.3)%		(1,239,874)
Net Assets - 100.0%		$54,430,279

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 18, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2023, the cost and market value of the escrow shares is $0, which represents 0% of net assets.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
[3]	Some of these securities, amounting to $3,331,718 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$14,857,770	—	—	$14,857,770
Consumer Staples	7,471,669	—	—	7,471,669
Health Care	6,402,356	—	—	6,402,356
Industrials	5,646,733	—	—	5,646,733
Consumer Discretionary	4,978,236	—	—	4,978,236
Information Technology	4,223,134	—	—	4,223,134
Utilities	3,693,171	—	—	3,693,171
Energy	2,939,565	—	—	2,939,565
Communication Services	1,975,644	—	$0	1,975,644
Materials	1,760,338	—	—	1,760,338
Short-Term Investments
Joint Repurchase Agreements	—	$1,172,537	—	1,172,537
Repurchase Agreements	—	549,000	—	549,000
Total Investments in Securities	$53,948,616	$1,721,537	$0	$55,670,153

At July 31, 2023, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,331,718	$1,172,537	$2,243,703	$3,416,240
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.326%	01/31/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.